Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current payables:
Payables to related parties	$ 98,186	$ 160,157
Non-current payables:
Payables to related parties	$ 121,008	$ 90,697